Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 56.1%

Argentina — 0.0%
YPF SA, ADR(a)	16,749	$154,928

Australia — 0.3%
AGL Energy Ltd.	74,055	958,046
Newcrest Mining Ltd.	469,832	10,841,683
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $5,761,227)(b)(c)(d)*	9,827,224	8,092,119
Rio Tinto Ltd.	2,915	182,581
Rio Tinto plc	945	49,124
South32 Ltd.	113,762	200,641
Woolworths Group Ltd.	349	8,782

		20,332,976

Brazil — 0.6%
Ambev SA(c)	21,097	97,489
Azul SA, ADR(a)(c)	828,880	29,690,482
B3 SA — Brasil Bolsa Balcao(c)	1,785	18,826
Banco do Brasil SA(c)	35,086	385,064
Banco Santander Brasil SA	18,461	201,985
Engie Brasil Energia SA	13,301	142,103
Notre Dame Intermedica Participacoes SA	1,213,558	15,918,100
Petrobras Distribuidora SA	95,724	633,099

		47,087,148

Canada — 0.9%
Barrick Gold Corp.	197,864	3,423,061
Canadian National Railway Co.	5,555	498,791
Canadian Pacific Railway Ltd.	1,774	394,234
Enbridge, Inc.	918,510	32,238,152
Fairfax Financial Holdings Ltd.	1,156	509,570
Imperial Oil Ltd.	6,006	156,400
Magna International, Inc.	6,815	363,268
Nutrien Ltd.	3,018	150,348
Rogers Communications, Inc., Class B	5,666	275,976
TC Energy Corp.	470,971	24,386,618
Thomson Reuters Corp.	14,093	941,944
Wheaton Precious Metals Corp.	384,059	10,070,732

		73,409,094

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR(a)	80,739	1,791,598

China — 1.9%
Agile Group Holdings Ltd.	194,000	235,663
Agricultural Bank of China Ltd., Class H	386,000	151,156
Aier Eye Hospital Group Co. Ltd., Class A	251,487	1,250,470
Air China Ltd., Class H	58,000	50,906
Alibaba Group Holding Ltd., ADR(c)	248,727	41,594,616
Anhui Conch Cement Co. Ltd., Class A	38,200	221,456
Anhui Conch Cement Co. Ltd., Class H	84,000	498,484
ANTA Sports Products Ltd.	146,000	1,206,864
Asymchem Laboratories Tianjin Co. Ltd., Class A	77,887	1,285,562
Autobio Diagnostics Co. Ltd., Class A	100,100	1,241,767
Baidu, Inc., ADR(c)	124	12,742
Bank of China Ltd., Class H	73,000	28,628
Beijing Capital International Airport Co. Ltd., Class H	432,000	368,628
Beijing Enterprises Holdings Ltd.	78,000	358,899
Brilliance China Automotive Holdings Ltd.	1,462,000	1,570,581
CGN Power Co. Ltd., Class H(e)	590,000	149,157
China CITIC Bank Corp. Ltd., Class H	554,000	295,372

Security	Shares	Value

China (continued)
China Hongqiao Group Ltd.	124,000	$79,174
China Longyuan Power Group Corp. Ltd., Class H	195,000	109,566
China Mengniu Dairy Co. Ltd.(c)	284,000	1,063,090
China Mobile Ltd.	90,500	749,680
China Petroleum & Chemical Corp., Class H	972,000	575,173
China Resources Beer Holdings Co. Ltd.	18,000	95,367
China Resources Cement Holdings Ltd.	628,000	629,874
China Resources Pharmaceutical Group Ltd.(e)	115,500	108,054
China Resources Power Holdings Co. Ltd.	170,000	206,258
China Shenhua Energy Co. Ltd., Class H	196,000	393,500
China Taiping Insurance Holdings Co. Ltd.	13,800	30,800
China Unicom Hong Kong Ltd.	54,000	57,168
CITIC Ltd.	170,000	214,592
CNOOC Ltd.	435,000	666,042
Country Garden Services Holdings Co. Ltd.(c)	48,321	139,359
Dali Foods Group Co. Ltd.(e)	278,000	170,609
Daqin Railway Co. Ltd., Class A	28,300	30,103
Foshan Haitian Flavouring & Food Co. Ltd., Class A	79,398	1,224,160
Fosun International Ltd.	715,000	884,996
GF Securities Co. Ltd., Class H	11,200	11,741
Glodon Co. Ltd., Class A	239,395	1,190,724
Great Wall Motor Co. Ltd., Class A	682,100	736,825
Gree Electric Appliances, Inc. of Zhuhai, Class A	103,000	827,408
Guangzhou Automobile Group Co. Ltd., Class A	496,694	854,610
Guotai Junan Securities Co. Ltd., Class H(e)	50,600	78,706
Haier Smart Home Co. Ltd., Class A	363,899	780,343
Haitong Securities Co. Ltd., Class H	155,200	162,776
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	273,000	1,237,691
Hangzhou Robam Appliances Co. Ltd., Class A	223,800	825,217
Hangzhou Tigermed Consulting Co. Ltd., Class A	140,538	1,221,317
Han’s Laser Technology Industry Group Co. Ltd., Class A	274,890	1,369,853
Hengan International Group Co. Ltd.	190,500	1,248,279
Huazhu Group Ltd., ADR	37,168	1,227,287
Hundsun Technologies, Inc., Class A	113,396	1,175,817
Industrial & Commercial Bank of China Ltd., Class H	806,000	539,968
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	298,595	1,194,333
Inspur Electronic Information Industry Co. Ltd., Class A	335,600	1,207,730
JD.com, Inc., ADR(c)	32,144	906,782
Jiangsu Hengrui Medicine Co. Ltd., Class A	112,788	1,275,046
Kingdee International Software Group Co. Ltd.	1,342,000	1,413,232
Kingsoft Corp. Ltd.(a)(c)	549,000	1,164,481
Kunlun Energy Co. Ltd.	184,000	158,549
Laobaixing Pharmacy Chain JSC, Class A	115,300	1,222,603

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lenovo Group Ltd.	2,126,000	$1,418,310
Li Ning Co. Ltd.	412,000	1,182,036
Sany Heavy Industry Co. Ltd., Class A	96,100	192,479
Shanghai International Airport Co. Ltd., Class A	97,790	1,095,709
Shanghai Jahwa United Co. Ltd., Class A	247,400	1,189,803
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	19,000	19,280
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	46,800	1,210,622
Sinopec Engineering Group Co. Ltd., Class H	351,000	220,520
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,338,000	388,979
TAL Education Group, ADR(c)	34,452	1,179,636
Tencent Holdings Ltd.	1,082,900	45,295,458
Tingyi Cayman Islands Holding Corp.	104,000	146,413
Tsingtao Brewery Co. Ltd., Class A	28,000	190,343
Tsingtao Brewery Co. Ltd., Class H	82,000	494,738
Venustech Group, Inc., Class A	286,296	1,283,518
Vipshop Holdings Ltd., ADR(c)	3,177	28,339
Want Want China Holdings Ltd.	3,727,000	2,976,138
Weichai Power Co. Ltd., Class H	110,000	158,688
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	92,691	1,291,861
WuXi AppTec Co. Ltd., Class A	102,697	1,247,263
Wuxi Biologics Cayman, Inc.(c)(e)	117,000	1,193,038
Yanzhou Coal Mining Co. Ltd., Class H	202,000	205,143
Yifeng Pharmacy Chain Co. Ltd., Class A	112,600	1,244,522
Yonyou Network Technology Co. Ltd., Class A	259,196	1,123,212
Yum China Holdings, Inc.	67,878	3,083,698
Zhejiang Expressway Co. Ltd., Class H	192,000	166,098
Zijin Mining Group Co. Ltd., Class H	924,000	319,099
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	10,600	8,479

		148,533,256

Czech Republic — 0.0%
CEZ A/S	113,058	2,497,388

Denmark — 0.1%
AP Moller — Maersk A/S, Class A	810	863,563
AP Moller — Maersk A/S, Class B	394	445,391
Carlsberg A/S, Class B	5,097	753,225
Novo Nordisk A/S, Class B	146,778	7,584,927

		9,647,106

Finland — 0.0%
Fortum OYJ	1,350	31,909

France — 2.2%
Cie de Saint-Gobain	104,196	4,083,725
Danone SA	747,316	65,824,875
Dassault Aviation SA	8,185	11,579,770
Dassault Systemes SE	284	40,458
Eiffage SA	26,909	2,789,522
Electricite de France SA	6,819	76,281
Engie SA	11,466	187,150
EssilorLuxottica SA	62,169	8,963,480
Kering SA	1,064	542,198
Orange SA	13,820	216,310
Publicis Groupe SA	19,412	955,172
Renault SA	4,321	247,996

Security	Shares	Value

France (continued)
Safran SA	224,934	$35,415,936
Sanofi	131,907	12,218,914
Sodexo SA	252,711	28,370,562
TOTAL SA, ADR(a)	8,039	418,028
Vivendi SA	16,326	446,724

		172,377,101

Germany — 1.6%
adidas AG	2,850	887,331
Allianz SE (Registered)	1,112	258,842
Bayer AG (Registered)	192,047	13,530,302
Deutsche Boerse AG	225	35,091
Fresenius SE & Co. KGaA	364,875	17,069,089
HeidelbergCement AG	1,001	72,322
Knorr-Bremse AG(c)	247,417	23,256,527
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	383	98,928
SAP SE	1,615	190,042
Siemens AG (Registered)	610,032	65,300,959
Vonovia SE	66,467	3,372,216
Wirecard AG	979	156,679

		124,228,328

Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	398,500	2,679,918
CLP Holdings Ltd.	276,000	2,901,005
Hang Lung Properties Ltd.	1,525,000	3,460,971
HKT Trust & HKT Ltd.(f)	1,714,000	2,718,955
Hongkong Land Holdings Ltd.	164,200	923,168
Hysan Development Co. Ltd.	294,000	1,185,591
I-CABLE Communications Ltd.(c)	349,342	3,346
Jardine Matheson Holdings Ltd.	79,400	4,249,265
Link REIT	226,500	2,498,491
Power Assets Holdings Ltd.	165,500	1,110,975
Sino Land Co. Ltd.	500,000	751,508
Sun Art Retail Group Ltd.	187,000	189,672
Sun Hung Kai Properties Ltd.	2,441,083	35,080,174
Swire Pacific Ltd., Class A	215,000	2,001,067
Wharf Real Estate Investment Co. Ltd.	316,000	1,725,838

		61,479,944

India — 0.8%
Coal India Ltd.	531,757	1,501,261
Hero MotoCorp Ltd.	75,261	2,875,135
Hindustan Petroleum Corp. Ltd.	36,995	158,040
Housing Development Finance Corp. Ltd.	701,170	19,571,249
Oil & Natural Gas Corp. Ltd.	898,458	1,672,360
Reliance Industries Ltd.	1,869,317	35,196,587
Vedanta Ltd.	212,870	463,809
Wipro Ltd.	20,456	69,319

		61,507,760

Indonesia — 0.0%
Bank Central Asia Tbk. PT	1,599,100	3,418,826

Italy — 0.8%
Enel SpA	3,698,474	27,624,999
RAI Way SpA(e)	1,528,604	8,880,323
Snam SpA	438,627	2,215,605
UniCredit SpA	2,326,936	27,427,598

		66,148,525

Japan — 5.5%
Aeon Co. Ltd.	7,200	132,284
AGC, Inc.	11,500	358,367

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ajinomoto Co., Inc.	1,573,400	$29,780,650
Alfresa Holdings Corp.	80,900	1,812,669
Alps Alpine Co. Ltd.	34,532	648,427
Astellas Pharma, Inc.	1,755,065	25,104,730
Canon Marketing Japan, Inc.	73,000	1,556,459
Daikin Industries Ltd.	105,500	13,914,305
Daiwa House Industry Co. Ltd.	4,800	156,023
Denso Corp.	307,520	13,588,512
Dowa Holdings Co. Ltd.	37,800	1,297,997
East Japan Railway Co.	319,251	30,527,565
FUJIFILM Holdings Corp.	9,000	396,454
GS Yuasa Corp.	67,500	1,172,356
Hitachi Ltd.	26,500	992,431
Hoya Corp.	311,074	25,477,871
Japan Airlines Co. Ltd.	1,097,100	32,583,233
Japan Aviation Electronics Industry Ltd.(a)	130,600	1,865,231
Japan Post Holdings Co. Ltd.	12,100	111,654
Kamigumi Co. Ltd.(a)	71,900	1,633,281
KDDI Corp.	130,200	3,397,275
Keyence Corp.	4,500	2,801,052
Kinden Corp.	281,600	4,187,687
Koito Manufacturing Co. Ltd.	123,700	6,088,999
Kuraray Co. Ltd.	60,900	752,406
Kyocera Corp.	600	37,410
Kyowa Kirin Co. Ltd.	5,400	105,161
Kyudenko Corp.	38,400	1,287,318
Mabuchi Motor Co. Ltd.	64,200	2,407,777
Maeda Road Construction Co. Ltd.	74,600	1,630,115
Medipal Holdings Corp.	93,300	2,082,665
MEIJI Holdings Co. Ltd.	900	65,833
Mitsubishi Estate Co. Ltd.	222,900	4,310,112
Mitsubishi Heavy Industries Ltd.	22,200	872,647
Mitsubishi Motors Corp.	24,900	108,634
Mitsubishi UFJ Financial Group, Inc.	39,700	202,187
Murata Manufacturing Co. Ltd.	800,284	38,787,792
Nippo Corp.	66,600	1,237,253
Nippon Telegraph & Telephone Corp.	69,160	3,308,871
Nippon Television Holdings, Inc.	117,400	1,511,081
NTT Data Corp.	4,100	53,212
Okumura Corp.	86,350	2,314,443
Olympus Corp.	789,800	10,700,124
Ono Pharmaceutical Co. Ltd.	9,100	165,729
Otsuka Holdings Co. Ltd.	18,100	679,927
Seino Holdings Co. Ltd.	100,000	1,255,405
Seven & i Holdings Co. Ltd.	37,100	1,421,868
Shin-Etsu Chemical Co. Ltd.	241,734	26,013,108
Shionogi & Co. Ltd.	2,900	161,684
Sompo Holdings, Inc.	11,600	487,164
Sony Corp.	6,100	360,560
Stanley Electric Co. Ltd.	46,000	1,225,232
Subaru Corp.(a)	920,564	26,033,650
Suzuken Co. Ltd.	38,800	2,088,588
Suzuki Motor Corp.	689,589	29,376,029
Toagosei Co. Ltd.	261,300	2,963,092
Toda Corp.	359,196	2,077,467
Tokyo Gas Co. Ltd.	1,001,214	25,323,631
Tokyo Steel Manufacturing Co. Ltd.	352,200	2,707,735
Toyota Industries Corp.	325,977	18,821,615
TV Asahi Holdings Corp.	119,200	1,881,739
Yamato Holdings Co. Ltd.	22,700	342,955
Yamato Kogyo Co. Ltd.	55,600	1,386,095
Z Holdings Corp.	192,800	543,192

Security	Shares	Value

Japan (continued)
ZOZO, Inc.	760,100	$17,606,993

		434,284,011

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	585,500	1,209,520

Mexico — 0.0%
America Movil SAB de CV	973,498	723,192

Netherlands — 1.9%
ABN AMRO Group NV, CVA(e)	1,425,022	25,103,765
Adyen NV(c)(e)	7,576	4,982,162
Aegon NV	32,248	133,930
ASML Holding NV	207	51,339
ING Groep NV	2,643,574	27,616,702
Koninklijke DSM NV	383	46,106
Koninklijke Philips NV	1,140,590	52,705,601
NXP Semiconductors NV	7,283	794,721
Royal Dutch Shell plc, Class A	759,754	22,280,895
Royal Dutch Shell plc, Class B	7,846	231,892
Royal Dutch Shell plc, ADR, Class A(a)	270,286	15,906,331

		149,853,444

Peru — 0.0%
Southern Copper Corp.	1,467	50,069

Portugal — 0.0%
Jeronimo Martins SGPS SA	154,646	2,607,890

Singapore — 0.5%
CapitaLand Ltd.	11,849,050	30,288,243
ComfortDelGro Corp. Ltd.	1,457,700	2,532,694
Genting Singapore Ltd.	414,800	264,105
Singapore Telecommunications Ltd.	1,061,900	2,382,620
United Overseas Bank Ltd.	185,300	3,443,803

		38,911,465

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	31,172	177,179
Discovery Ltd.	2,498	18,834
Kumba Iron Ore Ltd.	2,012	49,712
MultiChoice Group Ltd.(c)	193	1,503
Old Mutual Ltd.(a)	277,283	353,861

		601,089

South Korea — 0.4%
Hana Financial Group, Inc.	17,140	504,550
Hyundai Mobis Co. Ltd.	407	85,650
Industrial Bank of Korea	15,669	172,852
KB Financial Group, Inc.	10,054	358,842
Kia Motors Corp.	1,983	75,606
KT&G Corp.	207,726	18,326,697
LG Chem Ltd.(a)	9,955	2,489,233
LG Electronics, Inc.	17,365	977,608
LG Uplus Corp.	37,007	421,676
NCSoft Corp.	6,788	2,955,861
POSCO	14,435	2,736,269
Samsung SDI Co. Ltd.	181	33,697
Shinhan Financial Group Co. Ltd.	22,654	791,599
SK Telecom Co. Ltd.	11,010	2,218,574
S-Oil Corp.	18,230	1,511,475
Woongjin Coway Co. Ltd.	26,937	1,908,104

		35,568,293

Spain — 0.6%
CaixaBank SA	68,389	179,384
Cellnex Telecom SA(c)(e)	1,077,264	44,494,825
Repsol SA	28,366	442,396

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	80,867	$617,916

		45,734,521

Sweden — 0.0%
Assa Abloy AB, Class B	14,416	320,485
Atlas Copco AB, Class B	11,499	311,382
Sandvik AB	13,903	216,441
Telefonaktiebolaget LM Ericsson, Class B	73,279	585,231
Telia Co. AB	2,869	12,834

		1,446,373

Switzerland — 0.9%
Cie Financiere Richemont SA (Registered)	27,480	2,013,890
Glencore plc(c)	50,149	151,127
LafargeHolcim Ltd. (Registered)(c)	17,283	851,080
Nestle SA (Registered)	482,462	52,325,195
Novartis AG (Registered)	114	9,894
Roche Holding AG	41,670	12,132,833

		67,484,019

Taiwan — 1.4%
Cathay Financial Holding Co. Ltd.	1,902,000	2,506,937
Chunghwa Telecom Co. Ltd.	4,548,000	16,264,549
Far EasTone Telecommunications Co. Ltd.	2,764,000	6,456,433
Formosa Chemicals & Fibre Corp.	657,000	1,836,850
Formosa Petrochemical Corp.	511,000	1,616,793
Formosa Plastics Corp.	695,000	2,117,176
Fubon Financial Holding Co. Ltd.	2,345,000	3,366,756
Globalwafers Co. Ltd.	27,000	272,303
Hon Hai Precision Industry Co. Ltd.(c)	1,323,960	3,124,041
MediaTek, Inc.	44,000	523,499
Nan Ya Plastics Corp.	882,000	1,981,262
Taiwan Mobile Co. Ltd.	2,112,000	7,624,426
Taiwan Semiconductor Manufacturing Co. Ltd.	6,371,000	56,584,256
Uni-President Enterprises Corp.	1,382,000	3,334,967

		107,610,248

Thailand — 0.2%
Advanced Info Service PCL	530,400	3,818,284
Intouch Holdings PCL, Class F	1,595,200	3,418,374
PTT Global Chemical PCL	1,409,500	2,478,614
Siam Cement PCL (The)	197,100	2,628,332
Thai Beverage PCL	1,418,500	908,334
Thai Oil PCL	805,800	1,837,851

		15,089,789

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	303,811	367,919
Tupras Turkiye Petrol Rafinerileri A/S	2,679	68,078
Turkcell Iletisim Hizmetleri A/S	18,371	42,298

		478,295

United Arab Emirates — 0.2%
NMC Health plc	384,496	12,814,926

United Kingdom — 1.1%
AstraZeneca plc	139,065	12,416,990
Berkeley Group Holdings plc	63,312	3,250,720
Coca-Cola European Partners plc	4,592	254,626
Diageo plc	15,546	635,059
Fiat Chrysler Automobiles NV(c)	47,047	609,626
GlaxoSmithKline plc	7,597	162,839
HSBC Holdings plc	3,101,957	23,768,002

Security	Shares	Value

United Kingdom (continued)
RELX plc	21,457	$509,598
Rolls-Royce Holdings plc(c)	75,569	734,293
Vodafone Group plc	24,160,746	48,135,604

		90,477,357

United States — 33.4%
Abbott Laboratories	49,691	4,157,646
AbbVie, Inc.(a)	318,701	24,132,040
Accenture plc, Class A	40,374	7,765,939
Adobe, Inc.(c)	47,851	13,218,839
AES Corp.	33,904	553,991
Agilent Technologies, Inc.	393,273	30,136,510
Air Products & Chemicals, Inc.	244,111	54,158,466
Alexion Pharmaceuticals, Inc.(c)	529	51,810
Allstate Corp. (The)	101	10,977
Ally Financial, Inc.	15,606	517,495
Alphabet, Inc., Class A(c)	1,076	1,313,947
Alphabet, Inc., Class C(c)	108,453	132,204,207
Altria Group, Inc.	394,530	16,136,277
Amazon.com, Inc.(c)(g)	46,390	80,528,865
American Tower Corp.	20,176	4,461,519
Ameriprise Financial, Inc.	11,766	1,730,779
Amgen, Inc.	7,664	1,483,061
Anthem, Inc.	236,615	56,811,261
Apple, Inc.	572,998	128,334,362
Applied Materials, Inc.	249,468	12,448,453
Autodesk, Inc.(c)	181,868	26,861,904
AutoZone, Inc.(c)	255	276,578
Bank of America Corp.(a)	1,538,117	44,866,873
Baxter International, Inc.	38,276	3,348,002
Becton Dickinson and Co.	158,874	40,188,767
Berkshire Hathaway, Inc., Class B(c)	40,504	8,425,642
Biogen, Inc.(c)	1,543	359,241
Boeing Co. (The)	1,204	458,086
Booking Holdings, Inc.(c)	298	584,858
Bristol-Myers Squibb Co.	22,178	1,124,646
Capital One Financial Corp.	6,683	608,019
Cardinal Health, Inc.(a)	11,126	525,036
Carnival Corp.	2,812	122,913
Caterpillar, Inc.	550	69,470
Centene Corp.(c)	11,430	494,462
CenterPoint Energy, Inc.	15,826	477,629
Cerner Corp.(c)	191	13,020
CH Robinson Worldwide, Inc.(a)	49,086	4,161,511
Charles Schwab Corp. (The)(a)	431,922	18,067,297
Charter Communications, Inc., Class A(a)(c)	122,381	50,435,658
Chevron Corp.	10,872	1,289,419
Chubb Ltd.	184,381	29,766,469
Cisco Systems, Inc.	244,496	12,080,547
Citigroup, Inc.	300,377	20,750,043
Citrix Systems, Inc.	148,099	14,294,515
Clear Channel Outdoor Holdings, Inc.(c)	7	18
Colgate-Palmolive Co.	580,064	42,640,505
Comcast Corp., Class A(g)	1,661,703	74,909,571
ConocoPhillips	9,017	513,789
Corning, Inc.(a)	161,134	4,595,542
Costco Wholesale Corp.	3,560	1,025,672
CSX Corp.	22,529	1,560,584
Cummins, Inc.	2,599	422,779
CVS Health Corp.	197,910	12,482,184
DaVita, Inc.(c)	183,867	10,493,290
Dell Technologies, Inc., Class C(c)	3,245	168,286
Delta Air Lines, Inc.	12,525	721,440
Devon Energy Corp.	25,701	618,366

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Discover Financial Services	9,810	$795,493
Dollar General Corp.	135	21,457
Dollar Tree, Inc.(a)(c)	257,417	29,386,725
Dover Corp.	162,234	16,152,017
Dropbox, Inc., Class A(c)	1,024,219	20,658,497
DuPont de Nemours, Inc.	168,287	12,000,546
DXC Technology Co.	18,857	556,281
Eaton Corp. plc	2,652	220,514
eBay, Inc.(a)	24,909	970,953
Edwards Lifesciences Corp.(c)	5,092	1,119,782
Emerson Electric Co.	766,867	51,272,728
Equinix, Inc.	31,269	18,035,959
Exelon Corp.	92,681	4,477,419
Expedia Group, Inc.(a)	10,605	1,425,418
Exxon Mobil Corp.	36,849	2,601,908
Facebook, Inc., Class A(c)	222,395	39,604,102
Ferguson plc	268,403	19,588,264
Fieldwood Energy, Inc.(c)(d)	78,168	1,954,200
Fifth Third Bancorp	28,749	787,148
FleetCor Technologies, Inc.(c)	163,709	46,948,467
Ford Motor Co.	47,627	436,263
Fortune Brands Home & Security, Inc.	37,444	2,048,187
General Electric Co.	62,264	556,640
General Motors Co.	10,819	405,496
Gilead Sciences, Inc.	404,564	25,641,266
Global Payments, Inc.(a)	22,675	3,605,325
Goldman Sachs Group, Inc. (The)	3,279	679,507
Hartford Financial Services Group, Inc. (The)	78,175	4,738,187
HCA Healthcare, Inc.	214,632	25,845,985
Hewlett Packard Enterprise Co.	24,401	370,163
Home Depot, Inc. (The)	111,241	25,810,137
Honeywell International, Inc.	7,055	1,193,706
HP, Inc.	18,710	353,993
Huntsman Corp.	20,605	479,272
iHeartMedia, Inc., Class B(c)	3,761	56,415
Incyte Corp.(c)	1,048	77,793
Intel Corp.	37,675	1,941,393
International Business Machines Corp.	5,296	770,144
Intuit, Inc.	54,121	14,392,939
Intuitive Surgical, Inc.(c)	1,212	654,395
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(b)(c)(d)	301,223	3
JBS SA	32,146	253,148
Johnson & Johnson	402,510	52,076,744
JPMorgan Chase & Co.(a)	785,668	92,465,267
KLA Corp.	7,141	1,138,632
Kraft Heinz Co. (The)	4,981	139,144
Kroger Co. (The)	38,061	981,213
L3Harris Technologies, Inc.	4,777	996,673
Lear Corp.	3,198	377,044
Liberty Broadband Corp., Class C(c)	183,912	19,250,069
Liberty Media Corp.-Liberty SiriusXM, Class A(c)	173,469	7,211,106
Liberty Media Corp.-Liberty SiriusXM, Class C(c)	290,673	12,196,639
Lockheed Martin Corp.	2,964	1,156,138
Lookout, Inc. (Acquired 03/04/15, cost $936,169)(b)(c)(d)	73,943	41,408
Lowe’s Cos., Inc.	258,543	28,429,388
Macy’s, Inc.(a)	215,181	3,343,913
Marathon Petroleum Corp.	186,551	11,332,973
Marsh & McLennan Cos., Inc.	499,262	49,951,163
Marvell Technology Group Ltd.(a)	214,758	5,362,507
Masco Corp.	100,364	4,183,172

Security	Shares	Value

United States (continued)
Mastercard, Inc., Class A(a)	47,170	$12,809,957
McDonald’s Corp.	96,522	20,724,239
McKesson Corp.	9,895	1,352,251
Medtronic plc	21,413	2,325,880
Merck & Co., Inc.(a)	429,772	36,178,207
MetLife, Inc.	13,633	642,932
Micron Technology, Inc.(c)	12,338	528,683
Microsoft Corp.	1,046,137	145,444,427
Mondelez International, Inc., Class A	61,265	3,389,180
Monster Beverage Corp.(c)	7,960	462,158
Morgan Stanley	959,562	40,944,511
Motorola Solutions, Inc.	40,229	6,855,424
Newmont Goldcorp Corp.(a)	597,235	22,647,151
NextEra Energy, Inc.(a)	217,909	50,770,618
NIKE, Inc., Class B	7,107	667,489
Norfolk Southern Corp.	3,207	576,170
Northrop Grumman Corp.	1,519	569,306
Omnicom Group, Inc.(a)	27,908	2,185,196
ONEOK, Inc.	726,072	53,504,246
Oracle Corp.	402,829	22,167,680
Packaging Corp. of America	4,935	523,604
PayPal Holdings, Inc.(c)	84,181	8,720,310
Peloton Interactive, Inc., Class A(a)(c)	59,149	1,484,640
PepsiCo, Inc.	42,534	5,831,411
Pfizer, Inc.	1,233,322	44,313,259
Philip Morris International, Inc.	247,441	18,788,195
Phillips 66	6,699	685,978
Procter & Gamble Co. (The)	22,364	2,781,634
Progressive Corp. (The)	9,382	724,760
Prudential Financial, Inc.	8,281	744,876
QUALCOMM, Inc.	127,053	9,691,603
Raytheon Co.	349,164	68,502,485
Regeneron Pharmaceuticals, Inc.(c)	573	158,950
Regions Financial Corp.	870,067	13,764,460
Reinsurance Group of America, Inc.	5,834	932,740
Rockwell Automation, Inc.	3,057	503,794
Ross Stores, Inc.	8,481	931,638
Royal Caribbean Cruises Ltd.	4,257	461,161
salesforce.com, Inc.(c)	93,206	13,835,499
Schlumberger Ltd.(a)	51,108	1,746,360
Sempra Energy	137,843	20,347,005
ServiceNow, Inc.(c)	1,224	310,712
Stanley Black & Decker, Inc.	1,953	282,033
Starbucks Corp.	12,434	1,099,414
Stryker Corp.	19,484	4,214,389
SunTrust Banks, Inc.	478,945	32,951,416
Synchrony Financial	5,625	191,756
Sysco Corp.	7,915	628,451
Target Corp.(a)	174,595	18,665,951
Texas Instruments, Inc.	166,306	21,493,387
Thermo Fisher Scientific, Inc.	9,296	2,707,646
TJX Cos., Inc. (The)	472,885	26,358,610
Travelers Cos., Inc. (The)	27,438	4,079,756
Uber Technologies, Inc.(a)(c)	10,160	309,575
Union Pacific Corp.	6,419	1,039,750
United Airlines Holdings, Inc.(c)	6,803	601,453
United Technologies Corp.(a)	330,164	45,073,989
UnitedHealth Group, Inc.	262,606	57,069,536
US Bancorp	102,097	5,650,048
Valero Energy Corp.	7,052	601,112
VeriSign, Inc.(c)	5,862	1,105,749
Verizon Communications, Inc.	346,957	20,942,325
Visa, Inc., Class A(a)	78,759	13,547,336
Vistra Energy Corp.	160,013	4,277,147
VMware, Inc., Class A(a)	7,595	1,139,706

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Walmart, Inc.		190,944	$22,661,234
Walt Disney Co. (The)		7,912	1,031,092
Wells Fargo & Co.		63,827	3,219,434
Western Digital Corp.		8,988	536,044
Weyerhaeuser Co.		177,036	4,903,897
Williams Cos., Inc. (The)		1,263,800	30,407,028
Willis Towers Watson plc		191	36,857
Wyndham Destinations, Inc.		13,390	616,208
Xcel Energy, Inc.(a)		7,824	507,699
Xilinx, Inc.(a)		122,485	11,746,312
Yum! Brands, Inc.		8,733	990,584
Zoetis, Inc.		6,431	801,238

			2,651,499,444

Total Common Stocks — 56.1% (Cost: $3,989,525,011)			4,449,089,832

	Par (000)

Corporate Bonds — 6.3%

Australia — 0.4%
Quintis Australia Pty. Ltd.(d)(e)(h)*:
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26	USD	16,417	15,749,662
12.00%, (0.00% Cash or 0.00% PIK), 10/01/28		18,591	18,591,047

			34,340,709

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(c)(e)(i)		100	2,919

China — 0.1%
Baidu, Inc., 4.38%, 05/14/24		4,332	4,620,209
China Milk Products Group Ltd., 0.00%, 01/05/12(c)(i)(j)(k)		4,800	48,000

			4,668,209

France — 0.1%
Danone SA, 2.59%, 11/02/23(e)		5,953	6,034,657

India — 0.0%
REI Agro Ltd.(c)(i)(j):
5.50%, 11/13/14(e)		5,549	56
5.50%, 11/13/14(d)		2,291	—

			56

Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		2,439	2,605,106
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23		15,561	16,531,596

			19,136,702

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(e)		1,745	1,812,619

Netherlands — 0.2%
ING Groep NV, 4.10%, 10/02/23		8,034	8,528,115
NXP BV, 4.63%, 06/01/23(e)		3,830	4,076,888

			12,605,003

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(e)(j)	SGD	6,750	4,843,405

Security		Par (000)	Value

Switzerland — 0.0%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(e)	USD	3,647	$3,940,100

Turkey — 0.0%
Bio City Development Co. BV, 8.00%, 07/06/20(c)(d)(e)(i)(j)		21,400	2,568,000

United Kingdom — 0.1%
HSBC Holdings plc(l):
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23		5,580	5,680,392
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25		3,187	3,320,955

			9,001,347

United States — 5.1%
AbbVie, Inc., 3.60%, 05/14/25		2,350	2,444,202
Allergan Funding SCS, 3.45%, 03/15/22		5,308	5,439,538
Allergan Sales LLC, 5.00%, 12/15/21(e)		2,911	3,058,261
American Express Co., 3.70%, 08/03/23		11,966	12,606,946
Aon Corp., 4.50%, 12/15/28		1,387	1,565,448
Apple, Inc.:
3.35%, 02/09/27		9,763	10,437,847
3.20%, 05/11/27		9,382	9,949,248
AvalonBay Communities, Inc., 3.50%, 11/15/24		1,166	1,239,243
Bank of America Corp.:
3.30%, 01/11/23		5,590	5,775,409
4.13%, 01/22/24		12,386	13,330,916
4.00%, 01/22/25		2,988	3,172,762
Becton Dickinson and Co.:
3.13%, 11/08/21		5,420	5,509,983
2.89%, 06/06/22		7,694	7,811,010
3.36%, 06/06/24		2,640	2,753,754
BP Capital Markets America, Inc.,
3.79%, 02/06/24		4,637	4,928,055
Broadcom, Inc., 3.13%, 04/15/21(e)		9,457	9,547,718
Capital One Financial Corp.:
3.20%, 01/30/23		4,022	4,127,639
3.30%, 10/30/24		5,169	5,349,970
Cigna Corp.:
3.40%, 09/17/21		7,582	7,752,335
3.75%, 07/15/23		6,456	6,760,570
Citigroup, Inc., (LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(l)		9,620	9,967,379
Comcast Corp., 3.70%, 04/15/24		11,072	11,806,233
CVS Health Corp., 3.70%, 03/09/23		17,179	17,882,274
Energy Transfer Operating LP:
5.88%, 01/15/24		2,190	2,434,532
4.05%, 03/15/25		1,847	1,932,558
Enterprise Products Operating LLC:
3.35%, 03/15/23		7,670	7,934,668
3.90%, 02/15/24		1,945	2,070,436
3.75%, 02/15/25		1,828	1,947,659
Fiserv, Inc., 2.75%, 07/01/24		19,728	20,070,802
Gilead Sciences, Inc.:
3.25%, 09/01/22		5,594	5,779,183
3.70%, 04/01/24		6,188	6,550,463
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(l)		5,592	5,664,312
3.63%, 02/20/24		6,518	6,831,118
Home Depot, Inc. (The), 2.95%, 06/15/29		4,266	4,476,901

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hughes Satellite Systems Corp., 7.63%, 06/15/21	USD	1,095	$1,179,863
iHeartCommunications, Inc.:
6.38%, 05/01/26		4,805	5,189,313
8.38%, 05/01/27		1,927	2,082,274
International Business Machines Corp., 3.00%, 05/15/24		12,017	12,459,303
JPMorgan Chase & Co., (LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(l)		7,457	7,951,155
Kinder Morgan Energy Partners LP:
4.15%, 02/01/24		1,501	1,595,778
4.30%, 05/01/24		1,446	1,545,536
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24		3,203	3,410,921
4.38%, 03/15/29		1,383	1,564,168
McDonald’s Corp., 3.35%, 04/01/23		3,465	3,616,280
Morgan Stanley:
Series F, 3.88%, 04/29/24		7,597	8,081,914
(SOFR + 1.15%), 2.72%, 07/22/25(l)		4,805	4,853,140
MPLX LP, 4.13%, 03/01/27		3,851	4,061,183
NextEra Energy Capital Holdings, Inc., 2.90%, 04/01/22		5,179	5,272,250
Occidental Petroleum Corp., 2.70%, 08/15/22		1,700	1,715,819
ONEOK Partners LP, 4.90%, 03/15/25		6,624	7,284,090
ONEOK, Inc., 2.75%, 09/01/24		4,380	4,402,172
PayPal Holdings, Inc.:
2.40%, 10/01/24		1,355	1,362,346
2.65%, 10/01/26		1,990	2,003,708
QUALCOMM, Inc.:
2.60%, 01/30/23		2,816	2,861,678
2.90%, 05/20/24		7,283	7,486,526
Starbucks Corp., 3.10%, 03/01/23		5,604	5,785,284
SunTrust Banks, Inc., 4.00%, 05/01/25		2,367	2,558,464
TransDigm, Inc., 6.25%, 03/15/26(e)		14,380	15,440,525
UnitedHealth Group, Inc., 3.70%, 12/15/25		1,362	1,466,361
Verizon Communications, Inc., 3.50%, 11/01/24		6,219	6,576,190
Vistra Operations Co. LLC, 5.63%, 02/15/27(e)		4,980	5,244,189
Walgreen Co., 3.10%, 09/15/22		5,706	5,843,510
Wells Fargo & Co.:
3.07%, 01/24/23		1,117	1,137,491
3.75%, 01/24/24		3,582	3,790,257
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(l)		18,967	19,598,171
Wells Fargo Bank NA, 3.55%, 08/14/23		9,975	10,473,458
Williams Cos., Inc. (The):
3.70%, 01/15/23		4,606	4,763,214
4.55%, 06/24/24		2,784	2,996,436

			404,562,339

Total Corporate Bonds — 6.3% (Cost: $519,175,364)			503,516,065

Security		Par (000)	Value

Floating Rate Loan Interests — 0.2%(m)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.51%, 04/11/23	USD	2,669	$1,975,215
Fieldwood Energy LLC, Term Loan, (LIBOR USD 3 Month + 5.25%), 7.51%, 04/11/22		1,977	1,709,163
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.77%, 06/22/26		7,621	7,663,907
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.10%, 05/01/26		3,668	3,689,797

			15,038,082

Total Floating Rate Loan Interests — 0.2% (Cost: $14,172,225)			15,038,082

Foreign Government Obligations — 3.8%

Argentina — 0.2%
Republic of Argentina:
3.38%, 01/15/23	EUR	4,350	1,804,058
6.88%, 01/26/27	USD	13,156	5,558,410
5.88%, 01/11/28		12,912	5,293,920
5.25%, 01/15/28	EUR	1,025	430,122
7.82%, 12/31/33		4,884	2,555,124

			15,641,634

Australia — 0.3%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	23,030	20,260,595

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	18,379	13,697,720

Indonesia — 0.2%
Republic of Indonesia, 8.25%, 05/15/29	IDR	255,323,000	19,140,795

Italy — 1.4%
Republic of Italy:
3.00%, 08/01/29	EUR	53,976	70,904,467
3.85%, 09/01/49(e)		24,773	38,959,443

			109,863,910

Mexico — 0.2%
United Mexican States:
8.00%, 09/05/24	MXN	1,831	9,759,724
10.00%, 12/05/24		1,722	9,963,067

			19,722,791

South Africa — 0.2%
Republic of South Africa, 8.00%, 01/31/30	ZAR	293,735	18,103,271

Spain — 1.1%
Kingdom of Spain(e):
0.60%, 10/31/29	EUR	52,028	59,275,426
2.70%, 10/31/48		18,757	28,869,652

			88,145,078

Total Foreign Government Obligations — 3.8% (Cost: $314,967,549)			304,575,794

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies — 0.2%
SPDR Gold Shares(c)(n)		85,948	$11,935,599

Total Investment Companies — 0.2% (Cost: $11,941,042)			11,935,599

Preferred Securities — 2.3%

	Par (000)

Capital Trusts — 0.9%

Netherlands — 0.0%
ING Groep NV, 6.00%(m)(o)	USD	2,781	2,806,307

United Kingdom — 0.4%(m)(o)
HSBC Holdings plc, 6.37%		10,829	11,363,736
Lloyds Bank plc, 13.00%	GBP	5,845	12,684,560

			24,048,296

United States — 0.5%
American Express Co., Series C, 4.90%(m)(o)	USD	3,828	3,830,679
Citigroup, Inc.(m)(o):
Series O, 5.87%		12,567	12,676,961
Series Q, 5.95%		5,092	5,199,340
Goldman Sachs Group, Inc. (The), Series M, 5.38%(m)(o)		5,936	6,005,273
JPMorgan Chase & Co., Series FF, 5.00%(m)(o)		6,550	6,696,523
Morgan Stanley, Series H, 5.91%(m)(o)		4,190	4,224,358
NBCUniversal Enterprise, Inc., 5.25%(e)(o)		4,292	4,420,760
Prudential Financial, Inc.(m):
5.63%, 06/15/43		2,120	2,278,809
5.87%, 09/15/42		3,192	3,439,859
USB Capital IX, 3.50%(m)(o)		1,716	1,462,890

			50,235,452

Total Capital Trusts — 0.9% (Cost: $75,165,919)			77,090,055

	Shares

Preferred Stocks — 1.2%

Brazil — 0.1%
Banco Bradesco SA (Preference)		1,788	14,614
Itau Unibanco Holding SA (Preference)		525,442	4,435,011

			4,449,625

Germany — 0.3%
Henkel AG & Co. KGaA (Preference)		236,738	23,425,015

United States — 0.8%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $5,939,231)(b)(c)(d)		1,929,993	5,191,681
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $3,180,966)(b)(c)(d)		1,184,166	3,149,882
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $10,936,522)(b)(c)(d)		863,811	6,202,163
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $11,447,321)(b)(c)(d)		1,867,426	11,372,624
Uber Technologies, Inc. (Acquired 06/06/14, cost $17,574,548)(b)(c)		1,132,888	34,164,503

Security		Shares	Value

United States (continued)
Wells Fargo & Co., Series L, 7.50%(a)(j)(o)		2,677	$4,075,706

			64,156,559

Total Preferred Stocks — 1.2% (Cost: $77,734,860)			92,031,199

Trust Preferreds — 0.2%

United States — 0.2%(m)
Citigroup Capital XIII, 8.64%, 10/30/40(a)		260,390	7,142,498
GMAC Capital Trust I, Series 2, 7.94%, 02/15/40		286,033	7,496,925

			14,639,423

Total Trust Preferreds — 0.2% (Cost: $14,109,772)			14,639,423

Total Preferred Securities — 2.3% (Cost: $167,010,551)			183,760,677

	Par (000)

U.S. Treasury Obligations — 24.1%
U.S. Treasury Bonds, 2.25%, 08/15/49(p)		168,316	173,108,958
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23		35,751	36,033,013
0.50%, 04/15/24		292,265	295,762,641
U.S. Treasury Notes:
1.50%, 11/30/19(n)		20,085	20,066,113
1.50%, 08/31/21 - 09/15/22		591,863	590,575,940
3.00%, 10/31/25(p)		81,732	88,295,993
1.88%, 06/30/26 - 07/31/26		257,833	262,079,818
2.38%, 05/15/29(p)		265,093	281,516,444
1.63%, 08/15/29		162,744	161,994,150

Total U.S. Treasury Obligations — 24.1% (Cost: $1,895,762,698)			1,909,433,070

Total Long-Term Investments — 93.0% (Cost: $6,912,554,440)			7,377,349,119

Short-Term Securities — 9.1%

Foreign Government Obligations — 3.0%(q)

Japan — 3.0%
Japan Treasury Discount Bills:
(0.12)%, 10/21/19	JPY	7,784,850	72,004,010
(0.10)%, 10/28/19		5,659,650	52,349,811
(0.10)%, 11/05/19		5,659,650	52,352,313
(0.15)%, 11/18/19		6,283,400	58,126,816

			234,832,950

Total Foreign Government Obligations — 3.0% (Cost: $238,283,440)			234,832,950

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Money Market Funds — 1.9%(r)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%		1,635,546	$1,635,546
SL Liquidity Series, LLC, Money Market Series, 2.13%(s)		151,758,929	151,789,282

Total Money Market Funds — 1.9% (Cost: $153,431,749)			153,424,828

	Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Brown Brothers Harriman & Co., 0.25%, 10/01/19	AUD	141	95,268

Canada — 0.0%
Brown Brothers Harriman & Co., 0.84%, 10/01/19	CAD	700	528,204

Europe — 0.0%
Citibank NA, (0.67)%, 10/01/19	EUR	556	606,047

Hong Kong — 0.0%
BNP Paribas SA, 2.20%, 10/02/19	HKD	1,218	155,456

Japan — 0.0%
Brown Brothers Harriman & Co., (0.26)%, 10/01/19	JPY	104	964

Norway — 0.0%
Brown Brothers Harriman & Co., 0.50%, 10/01/19	NOK	6	698

Switzerland — 0.0%
Brown Brothers Harriman & Co, (1.62)%, 10/01/19	CHF	478	478,844

United Kingdom — 0.0%
Citibank NA, 0.38%, 10/01/19	GBP	271	333,437

Security		Par (000)	Value

United States — 0.0%
BNP Paribas SA, 1.90%, 10/01/19	USD	36	$36,287

Total Time Deposits — 0.0% (Cost: $2,235,205)			2,235,205

U.S. Treasury Obligations — 4.2%
U.S. Treasury Bills(q):
1.84%, 01/16/20		27,000	26,856,406
1.85%, 02/06/20		50,000	49,681,334
1.85%, 02/13/20		43,000	42,713,781
1.86%, 02/27/20		75,000	74,445,130
1.86%, 01/02/20		28,140	28,008,366
1.88%, 01/09/20		47,000	46,764,804
1.88%, 10/15/19		15,000	14,990,112
1.88%, 12/19/19		28,140	28,033,463
1.93%, 11/21/19		19,000	18,951,712

Total U.S. Treasury Obligations — 4.2% (Cost: $330,383,478)			330,445,108

Total Short-Term Securities — 9.1% (Cost: $724,333,872)			720,938,091

Total Options Purchased — 0.4% (Cost: $49,988,599)			30,284,685

Total Investments Before Options Written — 102.5% (Cost: 7,686,876,911)			8,128,571,895

Total Options Written — (0.4)% (Premiums Received — $27,537,908)			(30,480,716)

Total Investments Net of Options Written — 102.1% (Cost: $7,659,339,003)			8,098,091,179

Liabilities in Excess of Other Assets — (2.1)%			(166,150,394)

Net Assets — 100.0%			$7,931,940,785

(a)	Security, or a portion of the security, is on loan.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $68,214,383, representing 0.86% of its net assets as of period end, and an original cost of $55,775,984.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Perpetual security with no stated maturity date.
(p)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at 12/31/18	Shares Purchased	Shares Sold	Par/Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	22,471,516	—	(20,835,970)	1,635,546	$1,635,546	$344,031		$(1)	$—
SL Liquidity Series, LLC, Money Market Series(b)	209,527,510	—	(57,768,581)	151,758,929	151,789,282	287,496	(c)	37,094	659
iShares Gold Trust(d)	5,628,395	2,477,962	(8,106,357)	—	—	—		(5,820,094)	5,392,870
Quintis Australia Pty. Ltd. 7.50%, 10/01/26	17,907,552	632,733	(2,122,986)	16,417,299	15,749,662	636,690		(50,487)	(338,882)
Quintis Australia Pty. Ltd.12.00%, 10/01/28	21,236,520	—	(2,645,473)	18,591,047	18,591,047	1		(271,457)	1,094,373
Quintis HoldCo Pty. Ltd.	10,892,000	—	(1,064,776)	9,827,224	8,092,119	—		(31,099)	2,824,770

					$195,857,656	$1,268,218		$(6,136,044)	$8,973,790

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	128	12/06/19	$20,347	$314,075
MSCI Emerging Markets E-Mini Index	352	12/20/19	17,633	(436,575)
U.S. Treasury 2 Year Note	2,071	12/31/19	446,301	558,749
U.S. Treasury 5 Year Note	2,278	12/31/19	271,420	(57,312)

				378,937

Short Contracts
Euro-Bund	142	12/06/19	26,969	3,604
Yen Denominated Nikkei 225 Index	1,313	12/12/19	132,757	(3,953,518)
SPI 200 Index	17	12/19/19	1,917	739
U.S. Treasury 10 Year Note	1,343	12/19/19	175,010	(841,745)
EURO STOXX 50 Index	45	12/20/19	1,744	(18,517)
FTSE 100 Index	18	12/20/19	1,634	(11,977)
NASDAQ 100 E-Mini Index	4	12/20/19	622	8,780
S&P 500 E-Mini Index	391	12/20/19	58,230	(270,701)

				(5,083,335)

				$(4,704,398)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,134,317	JPY	228,812,000	JPMorgan Chase Bank NA	10/03/19	$18,000
USD	41,096,088	GBP	32,772,000	Bank of America NA	10/08/19	791,164
USD	31,990,979	JPY	3,425,818,000	Deutsche Bank AG	10/24/19	256,284
USD	12,179,777	AUD	17,344,000	JPMorgan Chase Bank NA	10/31/19	460,369
USD	55,325,363	EUR	49,286,522	Goldman Sachs International	11/01/19	1,471,953
USD	103,454,312	EUR	92,560,000	UBS AG	11/01/19	2,317,704
GBP	28,912,000	USD	35,040,627	JPMorgan Chase Bank NA	11/22/19	581,225
GBP	15,008,000	USD	18,283,062	JPMorgan Chase Bank NA	12/05/19	217,483
USD	14,030,000	CLP	10,080,555,000	Deutsche Bank AG	12/06/19	186,394
USD	5,754,000	CLP	4,134,130,571	Morgan Stanley & Co. International plc	12/06/19	76,607

						6,377,183

JPY	4,521,650,000	USD	42,014,687	Goldman Sachs International	10/03/19	(193,250)
GBP	32,213,000	USD	40,227,491	Morgan Stanley & Co. International plc	10/08/19	(610,059)
USD	40,906,166	GBP	33,324,000	BNP Paribas SA	10/08/19	(77,639)
JPY	8,314,893,000	USD	77,435,578	Goldman Sachs International	10/24/19	(411,465)
ZAR	171,793,000	USD	12,214,089	Barclays Bank plc	10/31/19	(917,867)
EUR	39,495,522	USD	44,205,093	Bank of America NA	11/01/19	(1,049,916)
EUR	17,588,000	USD	19,640,344	Citibank NA	11/01/19	(422,640)
EUR	49,438,000	USD	55,892,873	Deutsche Bank AG	11/01/19	(1,873,948)
EUR	17,690,000	USD	19,902,449	Morgan Stanley & Co. International plc	11/01/19	(573,294)
EUR	17,635,000	USD	19,825,972	UBS AG	11/01/19	(556,914)
CHF	2,341,611	USD	2,415,000	BNP Paribas SA	11/08/19	(60,885)
CHF	17,036,067	USD	17,585,000	UBS AG	11/08/19	(457,962)
JPY	4,245,535,673	USD	40,071,000	Morgan Stanley & Co. International plc	11/15/19	(686,898)
EUR	14,264,000	USD	15,885,688	UBS AG	11/22/19	(278,519)
JPY	6,408,923,000	USD	60,918,148	JPMorgan Chase Bank NA	11/22/19	(1,441,080)
USD	19,732,814	INR	1,426,643,000	JPMorgan Chase Bank NA	11/22/19	(332,710)
EUR	39,336,000	USD	43,655,071	Morgan Stanley & Co. International plc	12/03/19	(581,352)
USD	7,841,000	ZAR	121,159,132	BNP Paribas SA	12/03/19	(94,014)
EUR	28,454,000	USD	31,709,718	Morgan Stanley & Co. International plc	12/05/19	(546,026)
JPY	2,110,487,774	USD	19,972,000	Morgan Stanley & Co. International plc	12/05/19	(367,206)
NZD	12,623,000	USD	7,997,554	UBS AG	12/05/19	(81,164)

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,897,159	SGD	27,667,000	Bank of America NA	12/05/19	$(135,404)
CHF	19,332,441	USD	19,945,000	BNP Paribas SA	12/06/19	(465,097)
EUR	18,003,000	USD	19,829,512	UBS AG	12/06/19	(110,182)
NOK	122,582,000	USD	14,030,876	JPMorgan Chase Bank NA	12/06/19	(543,404)
NZD	25,135,000	USD	16,033,994	Goldman Sachs International	12/06/19	(270,475)
USD	21,962,000	BRL	91,845,084	Credit Suisse International	12/06/19	(52,298)
EUR	50,351,000	USD	55,624,200	Goldman Sachs International	12/10/19	(451,766)
JPY	3,781,682,172	USD	35,788,000	Morgan Stanley & Co. International plc	12/10/19	(640,029)
EUR	25,388,000	USD	27,998,965	Morgan Stanley & Co. International plc	12/13/19	(171,890)
NZD	12,491,000	USD	8,030,277	UBS AG	12/16/19	(194,767)
EUR	48,921,488	USD	54,305,298	Morgan Stanley & Co. International plc	12/18/19	(658,102)
USD	34,610,000	JPY	3,721,474,860	BNP Paribas SA	12/18/19	(8,420)
USD	5,367,000	JPY	577,324,433	Goldman Sachs International	12/18/19	(3,468)
ZAR	313,635,000	USD	21,003,516	Morgan Stanley & Co. International plc	12/19/19	(506,645)

						(15,826,755)

Net Unrealized Depreciation						$(9,449,572)

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	02/27/20	USD	681,547	$99,397	$886,010	$(786,613)
2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	08/27/20	USD	687,929	568,980	1,754,220	(1,185,240)

						$668,377	$2,640,230	$(1,971,853)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,059	10/18/19	USD	303.00	USD	31,428	$107,489
SPDR S&P 500 ETF Trust	11,643	10/28/19	USD	300.00	USD	345,529	3,743,225
SPDR S&P 500 ETF Trust	939	11/15/19	USD	305.00	USD	27,867	228,177
SPDR S&P 500 ETF Trust	708	12/20/19	USD	305.00	USD	21,011	340,902
iShares Russell 2000 ETF	824	12/31/19	USD	162.00	USD	12,470	114,124
SPDR S&P 500 ETF Trust	1,653	01/17/20	USD	307.00	USD	49,056	821,541

							$5,355,458

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GBP Currency	UBS AG	—	10/08/19	USD	1.34	GBP	138,101	$18
EURO STOXX 50 Index	Credit Suisse International	5,719	10/18/19	EUR	3,600.00	EUR	20,414	144,615
FedEx Corp.	Citibank NA	54,193	10/18/19	USD	170.00	USD	7,889	2,981
Kroger Co. (The)	Nomura International plc	417,250	10/18/19	USD	26.00	USD	10,757	200,280
NASDAQ 100 Stock Index	Bank of America NA	2,068	10/18/19	USD	7,900.00	USD	16,026	112,292
QUALCOMM, Inc.	Morgan Stanley & Co. International plc	141,551	10/18/19	USD	70.00	USD	10,798	983,779
S&P 500 Index	Societe Generale SA	16,922	10/18/19	USD	3,050.00	USD	50,372	96,455
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	140,681	10/18/19	USD	143.00	USD	19,536	85,815
SPDR Gold Shares(a)	Societe Generale SA	207,908	10/18/19	USD	136.00	USD	28,872	758,864
EURO STOXX 50 Price Index	Credit Suisse International	29,482	11/15/19	EUR	3,600.00	EUR	105,235	1,558,494
Lowe’s Cos., Inc.	Nomura International plc	137,360	11/15/19	USD	112.00	USD	15,104	344,451
SPDR Gold Shares(a)	Societe Generale SA	210,928	11/15/19	USD	145.00	USD	29,292	232,021

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
SPDR Gold Shares(a)	Societe Generale SA	210,999	11/15/19	USD	147.50	USD	29,301	$161,777
SPDR Gold Shares(a)	Societe Generale SA	278,679	11/15/19	USD	138.00	USD	38,700	919,641
SPDR S&P 500 ETF Trust	Goldman Sachs International	7,052,731	11/15/19	USD	325.00	USD	2,093,039	317,302
Alibaba Group Holding Ltd.	Citibank NA	58,795	11/22/19	USD	167.00	USD	9,832	502,212
DAX Index	Goldman Sachs International	1,046	12/20/19	EUR	13,300.00	EUR	13,000	32,264
DAX Index	Goldman Sachs International	3,614	12/20/19	EUR	13,700.00	EUR	44,915	16,150
DAX Index	Morgan Stanley & Co. International plc	3,615	12/20/19	EUR	13,700.00	EUR	44,928	16,155
Emerson Electric Co.	Bank of America NA	270,499	12/20/19	USD	65.00	USD	18,086	1,067,018
EURO STOXX 50 Price Index	Goldman Sachs International	4,231	12/20/19	EUR	3,750.00	EUR	15,102	78,858
EURO STOXX 50 Price Index	Goldman Sachs International	45,879	12/20/19	EUR	3,850.00	EUR	163,763	210,025
Facebook, Inc.	UBS AG	136,008	12/20/19	USD	195.00	USD	24,220	544,032
SPDR Gold Shares(a)	Societe Generale SA	478,496	12/20/19	USD	146.00	USD	66,449	851,723
USD Currency	Deutsche Bank AG	—	12/20/19	JPY	109.50	USD	56,372	234,729
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	70,391	12/31/19	USD	147.50	USD	9,775	121,033
Agilent Technologies, Inc.	Nomura International plc	115,522	01/17/20	USD	71.00	USD	8,852	933,107
Alibaba Group Holding Ltd.	Bank of America NA	50,613	01/17/20	USD	162.50	USD	8,464	740,020
Alphabet, Inc.	JPMorgan Chase Bank NA	15,936	01/17/20	USD	1,315.00	USD	19,426	423,101
BP plc	Nomura International plc	738,649	01/17/20	USD	45.00	USD	28,061	51,705
CVS Health Corp.	JPMorgan Chase Bank NA	111,219	01/17/20	USD	78.50	USD	7,015	19,438
FedEx Corp.	Credit Suisse International	117,960	01/17/20	USD	162.00	USD	17,171	391,170
Halliburton Co.	Citibank NA	306,935	01/17/20	USD	50.00	USD	5,786	1,535
Johnson & Johnson	Bank of America NA	112,833	01/17/20	USD	155.00	USD	14,598	16,925
JPMorgan Chase & Co.	Citibank NA	111,296	01/17/20	USD	114.50	USD	13,098	755,497
Lowe’s Cos., Inc.	Nomura International plc	94,475	01/17/20	USD	98.00	USD	10,388	1,358,640
QUALCOMM, Inc.	Citibank NA	148,476	01/17/20	USD	71.00	USD	11,326	1,238,709
Schlumberger Ltd.	UBS AG	254,357	01/17/20	USD	70.00	USD	8,691	3,815
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	140,757	01/17/20	USD	147.50	USD	19,547	295,522
SPDR Gold Shares(a)	Societe Generale SA	281,459	01/17/20	USD	147.50	USD	39,086	590,929
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	410,927	01/17/20	USD	46.00	USD	19,100	1,204,435
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	325,604	03/13/20	JPY	4,756.33	JPY	1,203,107	18,854
DAX Index	Credit Suisse International	1,107	03/20/20	EUR	14,000.00	EUR	13,758	25,579
DAX Index	Goldman Sachs International	869	03/20/20	EUR	13,600.00	EUR	10,800	64,597
EURO STOXX 50 Index	Credit Suisse International	2,275	03/20/20	EUR	3,600.00	EUR	8,120	281,191
EURO STOXX 50 Price Index	Credit Suisse International	5,011	03/20/20	EUR	3,900.00	EUR	17,887	85,203
EURO STOXX 50 Price Index	Goldman Sachs International	3,063	03/20/20	EUR	3,800.00	EUR	10,933	116,848
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	262,993	09/11/20	JPY	4,816.24	JPY	971,759	6,999
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	262,987	12/11/20	JPY	4,894.87	JPY	971,737	66,305
EURO STOXX Banks Price Index	Barclays Bank plc	108,762	03/19/21	EUR	110.00	EUR	9,538	206,402
EURO STOXX Banks Price Index	UBS AG	138,261	06/18/21	EUR	110.00	EUR	12,125	248,750

								18,738,260

Put
GBP Currency	Morgan Stanley & Co. International plc	—	10/08/19	USD	1.25	GBP	7,561	142,158
USD Currency	BNP Paribas SA	—	12/17/19	JPY	106.00	USD	173,909	1,287,410
USD Currency	UBS AG	—	03/11/20	JPY	102.00	USD	95,738	593,297
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.08	EUR	108,732	981,198
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	11,570	281,155

								3,285,218

								$22,023,478

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty					Value
	Rate	Frequency	Rate	Frequency		Expiration Date	Exercise Rate	Notional Amount (000)

Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.45%	Semi-Annual	Goldman Sachs International	10/09/19	1.45%	USD	413,291	$532,996
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08%	USD	47,023	435,613

										968,609

Put
5-Year Interest Rate Swap	1.56%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.56%	USD	114,911	384,593
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	32,347	156,002
5-Year Interest Rate Swap	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	1.53%	USD	81,243	391,820
10-Year Interest Rate Swap	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08%	USD	47,023	336,348

										1,268,763

										$2,237,372

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Invesco QQQ Trust, Series 1	1,412	10/18/19	USD	178.00	USD	26,660	$(84,720)
Agilent Technologies, Inc.	751	11/15/19	USD	70.00	USD	5,755	(58,578)
FleetCor Technologies, Inc.	141	11/15/19	USD	270.00	USD	4,044	(105,750)
Merck & Co., Inc	845	11/15/19	USD	75.00	USD	7,113	(40,983)
Microsoft Corp.	147	11/15/19	USD	130.00	USD	2,044	(29,841)
Wells Fargo & Co.	1,613	11/15/19	USD	45.00	USD	8,136	(49,197)
Amazon.com, Inc.	47	12/20/19	USD	1,630.00	USD	8,159	(213,498)
Apple, Inc.	235	12/20/19	USD	200.00	USD	5,263	(84,013)
Bank of America Corp.	1,503	12/20/19	USD	27.00	USD	4,384	(98,447)
Citigroup, Inc.	704	12/20/19	USD	62.50	USD	4,863	(92,928)
Emerson Electric Co.	611	12/20/19	USD	60.00	USD	4,085	(61,100)
JPMorgan Chase & Co.	564	12/20/19	USD	105.00	USD	6,638	(74,166)
Microsoft Corp.	376	12/20/19	USD	125.00	USD	5,228	(80,840)
SPDR S&P 500 ETF Trust	708	12/20/19	USD	280.00	USD	21,011	(295,944)
iShares Russell 2000 ETF	824	12/31/19	USD	140.00	USD	12,470	(198,584)

							$(1,568,589)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
GBP Currency	Morgan Stanley & Co. International plc	—	10/08/19	USD	1.34	GBP	7,561	$(1)
USD Currency	Deutsche Bank AG	—	10/10/19	BRL	3.82	USD	16,710	(1,404,715)
Kroger Co. (The)	Nomura International plc	417,250	10/18/19	USD	28.50	USD	10,757	(16,369)
QUALCOMM, Inc.	Morgan Stanley & Co. International plc	141,551	10/18/19	USD	85.00	USD	10,798	(9,909)
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	140,681	10/18/19	USD	153.00	USD	19,536	(7,737)
Lowe’s Cos., Inc.	Nomura International plc	137,360	11/15/19	USD	125.00	USD	15,104	(67,427)
SPDR Gold Shares(a)	Societe Generale SA	210,523	11/15/19	USD	155.00	USD	29,235	(51,578)
SPDR S&P 500 ETF Trust	Goldman Sachs International	7,052,731	11/15/19	USD	330.00	USD	2,093,039	(176,248)
Alibaba Group Holding Ltd.	Citibank NA	58,795	11/22/19	USD	195.00	USD	9,832	(56,965)
USD Currency	Morgan Stanley & Co. International plc	—	12/12/19	ZAR	15.50	USD	28,126	(637,005)
Emerson Electric Co.	Bank of America NA	270,499	12/20/19	USD	75.00	USD	18,086	(206,499)
Facebook, Inc.	UBS AG	136,008	12/20/19	USD	225.00	USD	24,220	(54,403)
Agilent Technologies, Inc.	Nomura International plc	115,522	01/17/20	USD	81.00	USD	8,852	(286,587)
Alibaba Group Holding Ltd.	Bank of America NA	50,613	01/17/20	USD	202.50	USD	8,464	(94,697)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Comcast Corp.	Citibank NA	276,727	01/17/20	USD	37.50	USD	12,475	$(2,193,061)
FedEx Corp.	Credit Suisse International	117,960	01/17/20	USD	190.00	USD	17,171	(46,594)
JPMorgan Chase & Co.	Citibank NA	111,296	01/17/20	USD	125.50	USD	13,098	(200,885)
Lowe’s Cos., Inc.	Nomura International plc	94,475	01/17/20	USD	115.00	USD	10,388	(380,262)
QUALCOMM, Inc.	Citibank NA	148,476	01/17/20	USD	86.00	USD	11,326	(243,597)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	410,927	01/17/20	USD	51.00	USD	19,100	(391,429)
USD Currency	Morgan Stanley & Co. International plc	—	03/05/20	MXN	21.50	USD	33,007	(361,765)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	325,604	03/13/20	JPY	5,679.90	JPY	1,203,107	(1,173)
EUR Currency	Morgan Stanley & Co. International plc	—	03/17/20	USD	1.15	EUR	108,732	(414,448)
EURO STOXX Banks Price Index.	UBS AG	138,261	06/18/21	EUR	135.00	EUR	12,125	(61,398)

								(7,364,752)

Put
GBP Currency	UBS AG	—	10/08/19	USD	1.25	GBP	138,101	(2,584,183)
Bank of America Corp.	Citibank NA	124,503	10/11/19	USD	28.50	USD	3,632	(30,450)
Citigroup, Inc.	JPMorgan Chase Bank NA	70,740	10/11/19	USD	67.00	USD	4,887	(34,592)
S&P 500 Index	Societe Generale SA	8,438	10/18/19	USD	2,875.00	USD	25,118	(99,568)
EURO STOXX 50 Price Index	Credit Suisse International	19,655	11/15/19	EUR	3,325.00	EUR	70,158	(417,748)
Alibaba Group Holding Ltd.	Citibank NA	38,217	11/22/19	USD	140.00	USD	6,391	(35,872)
USD Currency	Morgan Stanley & Co. International plc	—	12/12/19	ZAR	14.00	USD	28,126	(58,703)
TOPIX Banks Index	Bank of America NA	6,250,677	12/13/19	JPY	156.59	JPY	9,924,825	(876,946)
TOPIX Banks Index	Morgan Stanley & Co. International plc	11,822,945	12/13/19	JPY	156.59	JPY	18,772,472	(1,658,484)
USD Currency	BNP Paribas SA	—	12/17/19	JPY	102.00	USD	173,909	(354,526)
Emerson Electric Co.	Bank of America NA	135,249	12/20/19	USD	55.00	USD	9,043	(60,643)
SPDR Gold Shares(a)	Societe Generale SA	228,691	12/20/19	USD	134.00	USD	31,758	(278,591)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	28,157	12/31/19	USD	136.00	USD	3,910	(56,044)
Agilent Technologies, Inc.	Nomura International plc	100,572	01/17/20	USD	61.00	USD	7,707	(59,084)
Alibaba Group Holding Ltd.	Bank of America NA	33,748	01/17/20	USD	135.00	USD	5,644	(68,102)
BP plc	Nomura International plc	738,649	01/17/20	USD	36.00	USD	28,061	(753,422)
CVS Health Corp.	JPMorgan Chase Bank NA	111,219	01/17/20	USD	56.00	USD	7,015	(129,632)
FedEx Corp.	Credit Suisse International	66,643	01/17/20	USD	130.00	USD	9,701	(253,365)
Johnson & Johnson	Bank of America NA	112,833	01/17/20	USD	109.00	USD	14,598	(101,955)
Kroger Co. (The)	Nomura International plc	135,008	01/17/20	USD	21.00	USD	3,481	(41,603)
QUALCOMM, Inc.	Citibank NA	74,238	01/17/20	USD	57.00	USD	5,663	(41,997)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	70,379	01/17/20	USD	134.00	USD	9,774	(110,701)
SPDR Gold Shares(a)	Societe Generale SA	140,730	01/17/20	USD	133.00	USD	19,543	(181,148)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	205,463	01/17/20	USD	39.00	USD	9,550	(122,606)
USD Currency	UBS AG	—	03/11/20	JPY	99.00	USD	95,738	(305,345)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	325,604	03/13/20	JPY	3,832.77	JPY	1,203,107	(828,328)
TOPIX Banks Index	BNP Paribas SA	8,438,013	03/13/20	JPY	155.80	JPY	13,397,877	(1,275,071)
TOPIX Banks Index	Morgan Stanley & Co. International plc	7,508,605	04/10/20	JPY	157.82	JPY	11,922,163	(1,324,476)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	175,329	09/11/20	JPY	3,820.96	JPY	647,841	(634,025)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International plc	175,325	12/11/20	JPY	3,786.60	JPY	647,826	(744,101)
EURO STOXX Bank Index	Barclays Bank plc	97,753	03/19/21	EUR	110.23	EUR	8,573	(3,233,018)
EURO STOXX Bank Index	UBS AG	99,463	06/18/21	EUR	106.38	EUR	8,723	(3,281,153)

								(20,035,482)

								$(27,400,234)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency

Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.20%	Semi-Annual	Goldman Sachs International	10/09/19	1.20%	USD	413,291	$(10,857)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.55%	Semi-Annual	Goldman Sachs International	12/27/19	1.55%	USD	50,228	(452,355)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA	08/13/20	0.88%	USD	231,315	(387,828)

										(851,040)

Put
5-Year Interest Rate Swap	1.66%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.66%	USD	114,911	(197,186)
5-Year Interest Rate Swap	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	11/06/19	1.76%	USD	114,911	(89,445)
2-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	1.88%	USD	231,315	(374,222)

										(660,853)

										$(1,511,893)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.32.V2	5.00%	Quarterly	06/20/24	USD	9,599	$(699,251)	$(584,369)	$(114,882)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	20,090	$4,612	$—	$4,612
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	254,008	67,785	—	67,785
1.55%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/27/24	USD	75,014	(145,945)	—	(145,945)
3 month LIBOR	Quarterly	1.28%	Semi-Annual	11/29/19	(a)	11/29/24	USD	40,622	(408,991)	—	(408,991)
3 month LIBOR	Quarterly	1.28%	Semi-Annual	11/29/19	(a)	11/29/24	USD	16,174	(162,844)	—	(162,844)

									$(645,383)	$—	$(645,383)

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

S&P 500 Index Annual Dividend Future December 2020	USD	1,895,013		Goldman Sachs International	12/18/20	USD	1,895	$431,537	$—	$431,537
S&P 500 Index Annual Dividend Future December 2021	USD	2,403,225		BNP Paribas SA	12/17/21	USD	2,403	524,700	—	524,700

								$956,237	$—	$956,237

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(11,196,172)	$186,677	(b)	$(10,996,940)	0.1%
	JPMorgan Chase Bank NA	02/08/23	(14,976,931)	188,239	(c)	(14,774,525)	0.2%

				$374,916		$(25,771,465)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 1-197 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
USD 1 Week
USD 1 Month
USD Overnight Bank Funding Rate

(b)	Amount includes $(12,555) of net dividends and financing fees.
(c)	Amount includes $(14,167) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of September 30, 2019, expiration dates 02/24/23 - 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Short
Canada
Shopify, Inc., Class A	(1,125)	$(350,106)	3.2%

China
BYD Electronic International Co. Ltd.	(48,500)	(72,621)	0.6
China Everbright International Ltd.	(374,000)	(287,678)	2.6
China International Capital Corp. Ltd., Class H	(27,800)	(53,957)	0.5
China Molybdenum Co. Ltd., Class H	(636,000)	(211,090)	1.9
China Vanke Co. Ltd., Class H	(5,200)	(18,097)	0.1
Longfor Group Holdings Ltd.	(2,500)	(9,337)	0.1
Meituan Dianping, Class B	(10,500)	(107,241)	1.0
Pinduoduo, Inc., ADR	(9,260)	(298,357)	2.7
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(46,000)	(123,498)	1.1
Xiaomi Corp., Class B	(790,800)	(887,709)	8.1
ZTE Corp., Class H	(52,800)	(140,016)	1.3
ZTO Express Cayman, Inc., ADR	(25,094)	(535,255)	4.9

		(2,744,856)

Germany
Continental AG	(4,428)	(568,143)	5.2
Infineon Technologies AG	(8,675)	(155,861)	1.4
Volkswagen AG	(3,985)	(685,038)	6.2

		(1,409,042)

Hong Kong
Sino Biopharmaceutical Ltd.	(586,000)	(744,026)	6.8

Japan
LINE Corp.	(6,000)	(215,313)	2.0
Sharp Corp.	(17,900)	(199,891)	1.8

		(415,204)

	Shares	Value	% of Basket Value

Macau
Galaxy Entertainment Group Ltd.	(97,000)	$(601,373)	5.5%

Mexico
Industrias Penoles SAB de CV	(3,053)	(40,688)	0.4

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(110,881)	(129,938)	1.2

South Korea
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(2,202)	(227,962)	2.1
LG Display Co. Ltd.	(35,869)	(424,314)	3.8
Lotte Corp.	(7,726)	(233,919)	2.1

		(886,195)

Spain
Ferrovial SA	(4,236)	(122,392)	1.1

Switzerland
Kuehne + Nagel International AG (Registered)	(1,496)	(220,140)	2.0

Taiwan
Hotai Motor Co. Ltd.	(23,000)	(349,344)	3.2

United Kingdom
Linde plc	(2,160)	(418,435)	3.8

United States
Aptiv plc	(4,143)	(362,181)	3.3
FedEx Corp.	(2,082)	(303,077)	2.7
Freeport-McMoRan, Inc.	(59,483)	(569,252)	5.2
Hormel Foods Corp.	(20,810)	(910,021)	8.3
Nucor Corp.	(8,263)	(420,670)	3.8

		(2,565,201)

Total Reference Entity — Short		(10,996,940)

Net Value of Reference Entity — Citibank NA		$(10,996,940)

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(260)	$(143,320)	1.0%

Brazil
Centrais Eletricas Brasileiras SA	(24,735)	(243,611)	1.7
Lojas Americanas SA (Preference)	(32,433)	(154,947)	1.0
Suzano SA	(113,757)	(924,030)	6.3
Ultrapar Participacoes SA	(27,304)	(121,440)	0.8

		(1,444,028)

Canada
Cenovus Energy, Inc.	(36,407)	(341,578)	2.3
Saputo, Inc.	(5,706)	(175,377)	1.2

		(516,955)

China
AAC Technologies Holdings, Inc.	(33,500)	(176,731)	1.2
Autohome, Inc., ADR	(9,109)	(757,231)	5.1
China Everbright International Ltd.	(211,000)	(162,300)	1.1
China Southern Airlines Co. Ltd., Class H	(1,072,000)	(648,443)	4.4
China State Construction International Holdings Ltd.	(952,000)	(894,609)	6.1
Dongfeng Motor Group Co. Ltd., Class H	(12,000)	(11,401)	0.1
Geely Automobile Holdings Ltd.	(292,000)	(496,231)	3.4
iQIYI, Inc., ADR	(50,861)	(820,388)	5.5
Shenzhou International Group Holdings Ltd.	(22,200)	(289,606)	2.0
SINA Corp.	(4,202)	(164,676)	1.1
Sunny Optical Technology Group Co. Ltd.	(25,600)	(375,779)	2.5

		(4,797,395)

Finland
Neste OYJ	(3,886)	(128,567)	0.9

Germany
BASF SE	(7,179)	(501,942)	3.4

	Shares	Value	% of Basket Value

Hong Kong
China Gas Holdings Ltd.	(49,400)	$(190,832)	1.3%
Nine Dragons Paper Holdings Ltd.	(24,000)	(20,212)	0.1

		(211,044)

Japan
FamilyMart UNY Holdings Co. Ltd.	(11,800)	(288,314)	1.9
LINE Corp.	(15,600)	(559,813)	3.8
Makita Corp.	(2,400)	(76,161)	0.5
Nippon Paint Holdings Co. Ltd.	(3,700)	(193,519)	1.3
Renesas Electronics Corp.	(49,000)	(321,107)	2.2
SMC Corp.	(900)	(386,845)	2.6
SoftBank Group Corp.	(1,700)	(67,083)	0.5
Sony Financial Holdings, Inc.	(1,300)	(28,306)	0.2

		(1,921,148)

Poland
mBank SA	(117)	(10,142)	0.1
PGE Polska Grupa Energetyczna SA	(39,905)	(79,535)	0.5
Santander Bank Polska SA	(1,011)	(79,034)	0.5

		(168,711)

South Africa
Shoprite Holdings Ltd.	(36,827)	(298,221)	2.0

South Korea
Amorepacific Corp.	(3,911)	(230,797)	1.5
Hyundai Steel Co.	(3,687)	(119,783)	0.8
LG Display Co. Ltd.	(21,244)	(251,307)	1.7
Lotte Corp.	(1,437)	(43,508)	0.3
Lotte Shopping Co. Ltd.	(674)	(72,592)	0.5
SK Hynix, Inc.	(2,997)	(205,835)	1.4

		(923,822)

Turkey
Akbank T.A.S	(13,822)	(19,835)	0.1
BIM Birlesik Magazalar A/S	(19,360)	(168,401)	1.2

		(188,236)

United States
Advanced Micro Devices, Inc.	(19,716)	(571,567)	3.9
Baker Hughes a GE Co.	(1,190)	(27,608)	0.2
Conagra Brands, Inc.	(26,183)	(803,294)	5.4
Concho Resources, Inc.	(2,566)	(174,231)	1.2
Constellation Brands, Inc., Class A	(2,369)	(491,046)	3.3
Diamondback Energy, Inc.	(666)	(59,880)	0.4
Electronic Arts, Inc.	(158)	(15,456)	0.1
Fox Corp., Class A	(3,514)	(110,814)	0.7
Hess Corp.	(902)	(54,553)	0.4
Illumina, Inc.	(1,080)	(328,558)	2.2
O’Reilly Automotive, Inc.	(954)	(380,179)	2.6
Southwest Airlines Co.	(8,653)	(467,348)	3.2
Sprint Corp.	(7,553)	(46,602)	0.3

		(3,531,136)

Total Reference Entity — Short		(14,774,525)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(14,774,525)

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

3 month BA	Canadian Bankers Acceptances	1.97%
3 month LIBOR	London Interbank Offered Rate	2.09%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

CVA	Certification Van Aandelon (Dutch Certificate)

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

NASDAQ	National Association of Securities Dealers Automated

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$154,928	$—	$—	$154,928
Australia	—	12,240,857	8,092,119	20,332,976
Brazil	47,087,148	—	—	47,087,148
Canada	73,409,094	—	—	73,409,094
Chile	1,791,598	—	—	1,791,598
China	48,203,709	100,329,547	—	148,533,256
Czech Republic	—	2,497,388	—	2,497,388
Denmark	—	9,647,106	—	9,647,106
Finland	—	31,909	—	31,909
France	40,368,360	132,008,741	—	172,377,101
Germany	24,143,858	100,084,470	—	124,228,328
Hong Kong	—	61,479,944	—	61,479,944
India	—	61,507,760	—	61,507,760
Indonesia	—	3,418,826	—	3,418,826
Italy	8,880,323	57,268,202	—	66,148,525
Japan	—	434,284,011	—	434,284,011
Malaysia	—	1,209,520	—	1,209,520
Mexico	723,192	—	—	723,192
Netherlands	16,701,052	133,152,392	—	149,853,444
Peru	50,069	—	—	50,069
Portugal	—	2,607,890	—	2,607,890
Singapore	—	38,911,465	—	38,911,465
South Africa	—	601,089	—	601,089
South Korea	—	35,568,293	—	35,568,293
Spain	—	45,734,521	—	45,734,521
Sweden	—	1,446,373	—	1,446,373
Switzerland	—	67,484,019	—	67,484,019
Taiwan	7,624,426	99,985,822	—	107,610,248
Thailand	—	15,089,789	—	15,089,789
Turkey	68,078	410,217	—	478,295
United Arab Emirates	—	12,814,926	—	12,814,926
United Kingdom	254,626	90,222,731	—	90,477,357
United States	2,629,859,154	19,644,679	1,995,611	2,651,499,444
Corporate Bonds
Australia	—	—	34,340,709	34,340,709
Chile	—	2,919	—	2,919
China	—	4,668,209	—	4,668,209
France	—	6,034,657	—	6,034,657
India	—	56	—	56
Japan	—	19,136,702	—	19,136,702
Luxembourg	—	1,812,619	—	1,812,619
Netherlands	—	12,605,003	—	12,605,003
Singapore	—	4,843,405	—	4,843,405
Switzerland	—	3,940,100	—	3,940,100
Turkey	—	—	2,568,000	2,568,000
United Kingdom	—	9,001,347	—	9,001,347
United States	—	404,562,339	—	404,562,339
Floating Rate Loan Interests(a)	—	15,038,082	—	15,038,082
Foreign Government Obligations(a)	—	304,575,794	—	304,575,794
Investment Companies	11,935,599	—	—	11,935,599
Preferred Securities:
Brazil	4,449,625	—	—	4,449,625
Germany	—	23,425,015	—	23,425,015
Netherlands	—	2,806,307	—	2,806,307
United Kingdom	—	24,048,296	—	24,048,296
United States	18,715,129	84,399,955	25,916,350	129,031,434
U.S. Treasury Obligations	—	1,909,433,070	—	1,909,433,070
Short-Term Securities:
Foreign Government Obligations(a)	—	234,832,950	—	234,832,950
Money Market Funds	1,635,546	—	—	1,635,546
Time Deposits(a)	2,235,205	—	—	2,235,205
U.S. Treasury Obligations	—	330,445,108	—	330,445,108
Options Purchased:
Equity contracts	5,355,458	18,503,513	—	23,858,971
Foreign currency exchange contracts	—	3,519,965	—	3,519,965
Interest rate contracts	—	2,905,749	—	2,905,749

Subtotal	$2,943,646,177	$4,960,223,647	$72,912,789	$7,976,782,613

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total

Investments valued at NAV(b)				151,789,282

Total Investments				$8,128,571,895

Derivative Financial Instruments(c)
Assets:
Equity contracts	$9,519	$1,331,153	$—	$1,340,672
Foreign currency exchange contracts	—	6,377,183	—	6,377,183
Interest rate contracts	876,428	72,397	—	948,825
Liabilities:
Credit contracts	—	(114,882)	—	(114,882)
Equity contracts	(6,259,877)	(21,279,543)	—	(27,539,420)
Foreign currency exchange contracts	—	(21,947,446)	—	(21,947,446)
Interest rate contracts	(899,057)	(2,229,673)	—	(3,128,730)

	$(6,272,987)	$(37,790,811)	$—	$(44,063,798)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Total

Investments:
Assets:
Opening balance, as of December 31, 2018	$9,124,363	$42,178,532	$75,248,455	$126,551,350
Transfers into level 3	—	—	—	—
Transfers out of level 3	—	(600,308)	—	(600,308)
Accrued discounts/premiums	—	(30,677)	—	(30,677)
Net realized loss	(462,194)	(321,944)	(603,450)	(1,387,588)
Net change in unrealized appreciation (depreciation)(a)	2,245,657	(181,168)	(29,796,869)	(27,732,380)
Purchases	—	632,733	—	632,733
Sales	(820,096)	(4,768,459)	(18,931,786)	(24,520,341)

Closing balance, as of September 30, 2019	$10,087,730	$36,908,709	$25,916,350	$72,912,789

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$2,245,657	$(1,346,557)	$3,574,557	$4,473,657

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

21